Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2018
CASH AND CASH EQUIVALENTS [Abstract]
Schedule of cash and cash equivalents

	December 31, 2018	December 31, 2017
Cash on hand and at banks	$73,972	$79,885
Short-term deposits	2,500	3

Total cash and cash equivalents	$76,472	$79,888